The Royce Funds
745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268

May 20, 2009

Document Control: Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Royce Fund File Nos. 2-80348 & 811-3599

Gentlemen:

        Enclosed herewith for filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 92 under the 1933 Act and Amendment No. 94 under the 1940 Act to the Registration Statement on Form N-1A of The Royce Fund (the "Trust").

        This Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to reflect the addition of a newly-created series of the Trust, Royce Asia-Pacific Select Fund (the "New Fund"). The Amendment contains one prospectus offering Investment Class shares of the New Fund and also adds the New Fund to the Trust's existing statement of additional information.

        The new prospectus offering Investment Class shares of the New Fund will contain substantially similar disclosure as has been previously reviewed by the staff. Specifically, the disclosure contained in such prospectus with respect to the New Fund's Investment Class shares will not differ in any material respect, other than disclosure relating to the New Fund's "Investment Goal and Principal Strategies," "Primary Risks for Fund Investors," the identity of the Portfolio Manager and the name of the Fund, from the disclosure relating to Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund) which was previously reviewed by the staff in July 2007 (Post-Effective Amendment No. 80 filed under Rule 485(a) and subsequently declared effective on September 29, 2007 and updated annually thereafter in filings under Rule 485(b)).

        In light of the substantial similarity of the proposed disclosure to language already reviewed by the staff, we respectfully request that the effective date of the enclosed Post-Effective Amendment be accelerated, so that it will be effective under the 1933 Act, on Tuesday, June 30, 2009, or as soon thereafter as practicable. Please contact me at (212) 508-4578 if you have any questions or comments.
Very truly yours,
/s/ John E. Denneen
John E. Denneen General Counsel